UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number:  028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		April 2, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	      0
Form 13F Information Table Entry Total:	     77
Form 13F Information Table Value Total:	$86,165 (thousands)

List of Other Included Managers:
NONE

                                       TITLE OF                 VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER   VOTING AUTHORITY
          NAME OF ISSUER                 CLASS        CUSIP     (X$1000)PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
          --------------               --------       -----     ---------------  --- ---- -------  --------   ----  ------  ----
AT&T Inc.                          COM               00206R102     1680   66,663 SH      SOLE                63,623       0  3040
Abbott Labs                        COM                 2824100     1339   28,081 SH      SOLE                26,781       0  1300
Apache Corp                        COM                37411105      246    3,837 SH      SOLE                 3,617       0   220
Apple Inc                          COM                37833100      556    5,285 SH      SOLE                 5,065       0   220
Auto Data Processing               COM                53015103     1012   28,770 SH      SOLE                27,310       0  1460
BP PLC ADR                         SPONSORED ADR      55622104      981   24,470 SH      SOLE                23,160       0  1310
Bank Of America Corporation        COM                60505104      461   67,652 SH      SOLE                67,652       0     0
Barrick Gold Corp                  COM                67901108      442   13,640 SH      SOLE                12,910       0   730
Baxter Intl Inc                    COM                71813109     1367   26,690 SH      SOLE                25,190       0  1500
Berkshire Hathaway Inc Cl B        CL B               84670207     1072      380 SH      SOLE                   354       0    26
Bhp Billiton Ltd Spon ADR          SPONSORED ADR      88606108      690   15,470 SH      SOLE                14,510       0   960
Bristol Myers Squibb Co            COM               110122108     1120   51,108 SH      SOLE                48,728       0  2380
Burlingtn Northern Santa Fe C      COM               12189T104     1493   24,815 SH      SOLE                23,635       0  1180
CVS Caremark Corporation           COM               126650100      997   36,270 SH      SOLE                34,450       0  1820
Caterpillar Inc Del                COM               149123101      615   21,990 SH      SOLE                21,030       0   960
Chevron Corp New                   COM               166764100     1128   16,773 SH      SOLE                15,993       0   780
Church & Dwight Inc                COM               171340102      503    9,630 SH      SOLE                 9,130       0   500
Coca Cola Company                  COM               191216100      532   12,100 SH      SOLE                11,140       0   960
Conocophillips                     COM               20825C104      914   23,352 SH      SOLE                22,582       0   770
Costco Whsl Corp New               COM               22160K105      283    6,100 SH      SOLE                 5,800       0   300
Deere & Company                    COM               244199105      261    7,928 SH      SOLE                 7,928       0     0
Disney Walt Co                     COM               254687106      757   41,698 SH      SOLE                39,878       0  1820
Encana Corp                        COM               292505104      555   13,660 SH      SOLE                13,010       0   650
Exelon Corporation                 COM               30161N101     1324   29,180 SH      SOLE                28,280       0   900
Exxon Mobil Corporation            COM               30231G102     2639   38,759 SH      SOLE                38,759       0     0
Flir Systems Inc                   COM               302445101      292   14,270 SH      SOLE                13,670       0   600
FPL Group Incorporated             COM               302571104      534   10,535 SH      SOLE                 9,925       0   610
Firstenergy Corp                   COM               337932107      721   18,680 SH      SOLE                17,740       0   940
Freeport-McMoRan Copper & Gold     COM               35671D857      730   19,145 SH      SOLE                18,425       0   720
General Dynamics Corp              COM               369550108      911   21,910 SH      SOLE                20,710       0  1200
General Electric Company           COM               369604103      763   75,470 SH      SOLE                72,030       0  3440
Genzyme Corp Genl                  COM               372917104      507    8,530 SH      SOLE                 7,970       0   560
Gilead Sciences Inc                COM               375558103      878   18,960 SH      SOLE                18,100       0   860
Goldcorp Inc New                   COM               380956409      726   21,790 SH      SOLE                20,150       0  1640
Hewlett-Packard Company            COM               428236103      999   31,155 SH      SOLE                29,495       0  1660
Honeywell Intl Inc                 COM               438516106     1010   36,265 SH      SOLE                34,165       0  2100
International Business Machine     COM               459200101      436    4,499 SH      SOLE                 4,499       0     0
iShares Tr MSCI Brazil Index F     MSCI BRAZIL       464286400      996   26,430 SH      SOLE                24,990       0  1440
iShares MSCI Chile                 MSCI CHILE INVES  464286640      602   17,440 SH      SOLE                16,730       0   710
iShares MSCI South Korea           MSCI S KOREA      464286772      601   21,130 SH      SOLE                20,260       0   870
iShares MSCI South Africa          MSCI STH AFRCA    464286780      627   16,850 SH      SOLE                16,160       0   690
iShares MSCI Malaysia              MSCI MALAYSIA     464286830      607   86,870 SH      SOLE                83,300       0  3570
iShares Tr DJ Sel Div Inx          DJ SEL DIV INX    464287168     1405   44,866 SH      SOLE                37,006       0  7860
iShares Tr Barclays TIPS Bd Fd     BARCLYS TIPS BD   464287176     6237   60,701 SH      SOLE                60,701       0     0
iShares FTSE China 25 Index Fu     FTSE XNHUA IDX    464287184      652   22,870 SH      SOLE                21,700       0  1170
iShares Tr MSCI Emerging Mkts      MSCI EMERG MKT    464287234      774   31,180 SH      SOLE                28,680       0  2500
iShares Tr IBOXX Corp Bond Fd      IBOXX INV CPBD    464287242     2736   29,074 SH      SOLE                29,074       0     0
iShares Tr Russell 1000 Index      RUSSELL 1000      464287622     1242   28,715 SH      SOLE                28,715       0     0
iShares Tr Russell  3000 Index     RUSSELL 3000      464287689     1054   22,983 SH      SOLE                19,643       0  3340
iShares Tr Barclays MBS Bond F     BARCLYS MBS BD    464288588    11924  112,550 SH      SOLE                112,55       0     0
Johnson & Johnson                  COM               478160104     1922   36,542 SH      SOLE                34,442       0  2100
Kimberly Clark Corp                COM               494368103      439    9,525 SH      SOLE                 9,005       0   520
Market Vectors Gold Miners ETF     GOLD MINER ETF    57060U100      354    9,600 SH      SOLE                 8,880       0   720
McDonalds Corp                     COM               580135101     1929   35,343 SH      SOLE                33,543       0  1800
Monsanto Co New                    COM               61166W101      491    5,910 SH      SOLE                 5,540       0   370
Nike Inc Cl B                      CL B              654106103     1087   23,175 SH      SOLE                22,055       0  1120
Northern Trust Corp                COM               665859104      713   11,920 SH      SOLE                11,100       0   820
OGE Energy Corp Hldg Co            COM               670837103      202    8,500 SH      SOLE                 8,500       0     0
Panera Bread Co Cl A               CL A              69840W108      436    7,800 SH      SOLE                 7,300       0   500
Pepsico Incorporated               COM               713448108      699   13,582 SH      SOLE                13,022       0   560
Petrobras Brasileiro Sa Petro      SPONSORED ADR     71654V408      702   23,040 SH      SOLE                21,600       0  1440
Pfizer Incorporated                COM               717081103      989   72,645 SH      SOLE                69,265       0  3380
Procter & Gamble Co                COM               742718109     1281   27,199 SH      SOLE                25,579       0  1620
Qualcomm Inc                       COM               747525103     1554   39,950 SH      SOLE                37,690       0  2260
Qwest Communications Intl Inc      COM               749121109       63   18,500 SH      SOLE                18,500       0     0
Select Sector Materials SPDR       SBI MATERIALS     81369Y100      736   33,140 SH      SOLE                30,050       0  3090
Select Sector Energy SPDR Tr       SBI INT-ENERGY    81369Y506     1023   24,090 SH      SOLE                22,050       0  2040
Select Sector Technology SPDR      SBI INT-TECH      81369Y803     1371   87,800 SH      SOLE                80,700       0  7100
Southwestern Energy Co             COM               845467109      345   11,630 SH      SOLE                10,850       0   780
Templeton Global Income Fd Inc     COM               880198106     1808  243,337 SH      SOLE                243,33       0     0
Teva Pharm Inds Ltd ADR            ADR               881624209     1140   25,295 SH      SOLE                23,995       0  1300
Travelers Companies Inc            COM               89417E109     1146   28,190 SH      SOLE                26,650       0  1540
UMB Financial Corp                 COM               902788108      765   18,000 SH      SOLE                18,000       0     0
United Technologies Corp           COM               913017109      725   16,875 SH      SOLE                15,995       0   880
V F Corp                           COM               918204108     1184   20,735 SH      SOLE                19,695       0  1040
Verizon Communications Inc         COM               92343V104      675   22,342 SH      SOLE                21,242       0  1100
Wal-Mart Stores Inc                COM               931142103     1452   27,875 SH      SOLE                26,275       0  1600